SCHEDULE OF REVENUE BY GEOGRAPHICAL REGION (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales	$ 21,244,000	$ 16,973,000	$ 44,679,000	$ 42,310,000	$ 45,800,000	$ 38,500,000
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales	20,997,000	16,623,000	43,691,000	41,014,000	44,200,000	36,000,000
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales	219,000	31,000	375,000	924,000	1,200,000	1,700,000
AUSTRALIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales	$ 28,000	$ 319,000	$ 613,000	$ 372,000	400,000	500,000
Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales						$ 300,000